Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
17. Income Tax (Expense) Recovery
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s Australian, U.K. and Canadian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	December 31, 2023 $	December 31, 2022 $
Deferred tax assets:
Vessels and equipment	437	21,837
Tax losses carried forward and disallowed finance costs (1)	115,564	98,558
Other	7,166	5,094
Total deferred tax assets	123,167	125,489
Deferred tax liabilities:
Vessels and equipment	32	369
Provisions	87	—
Other	76	407
Total deferred tax liabilities	195	776
Net deferred tax assets	122,972	124,713
Valuation allowance	(120,810)	(123,461)
Net deferred tax assets	2,162	1,252
(1)Substantially all of the Company's estimated net operating loss carryforwards of $470.0 million as at December 31, 2023, relate to its U.K. and Norwegian subsidiaries. The Company had estimated disallowed finance costs in Norway of approximately $12.6 million at December 31, 2023, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.

Deferred tax balances are presented in other non-current assets in the accompanying consolidated balance sheets.

The components of the provision for income tax (expense) recovery are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Current	(13,386)	(532)	4,082
Deferred	1,224	(885)	881
Income tax (expense) recovery	(12,162)	(1,417)	4,963

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year-to-year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Net income (loss) before taxes	529,585	211,053	(282,426)
Net income (loss) not subject to taxes	508,201	204,462	(336,040)
Net income subject to taxes	21,384	6,591	53,614
At applicable statutory tax rates	4,411	2,234	12,476
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	7,422	(702)	(13,870)
Other	329	(115)	(3,569)
Tax expense (recovery) related to the year	12,162	1,417	(4,963)

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Balance as at January 1	42,477	46,956	51,562
Increases for positions related to the current year	9,708	5,820	3,749
Increases for positions related to prior years	7,394	2,983	4,801
Decreases for positions related to prior years	(4,798)	(964)	—
Decreases related to statute of limitations	(5,430)	(8,972)	(12,753)
Foreign exchange (gain) loss	(1,538)	(3,346)	(403)
Balance as at December 31	47,813	42,477	46,956

Included in the Company's current income tax recovery (expense) are provisions for uncertain tax positions relating to freight taxes. Freight taxes recognized for positions related to the current year will vary between years based upon changes in the trading patterns of the Company's vessels.

Interest and penalties related to freight taxes during the years ended December 31, 2023, 2022 and 2021 are included in the table, and were approximately $6.2 million, $3.8 million and $6.2 million, respectively. As at December 31, 2023, 2022 and 2021, total interest and penalties recognized were $24.1 million, $22.3 million and $26.7 million, respectively.

The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.